BBH Partner Fund - International Equity

Portfolio of Investments
January 31, 2025 (unaudited)

Shares/ Units		Value
	Common Stock (91.2%)
	Canada (9.3%)
	Consumer Staples
776,694	Alimentation Couche-Tard, Inc.	$41,220,665

	Financials
564,654	Brookfield Corp.	34,695,678

	Industrials
444,235	Canadian Pacific Kansas City, Ltd.	35,479,821

	Information Technology
11,008	Constellation Software, Inc.	36,179,680
216,118	Shopify, Inc. (Class A)[1]	25,242,582
		61,422,262
	Materials
257,500	Franco-Nevada Corp.	35,179,113

	Total Canada	207,997,539

	Denmark (1.9%)
	Industrials
117,614	DSV A/S	23,348,681
1,423,863	Vestas Wind Systems A/S1	19,488,734
	Total Denmark	42,837,415

	Finland (0.9%)
	Industrials
405,398	Kone Oyj (Class B)	20,997,986
	Total Finland	20,997,986

	France (13.0%)
	Consumer Discretionary
34,676	LVMH Moet Hennessy Louis Vuitton SE	25,052,023

	Consumer Staples
73,368	L'Oreal S.A.	27,156,940

	Health Care
184,655	Sartorius Stedim Biotech	42,558,047

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Shares/
Units		Value
	Common Stock (continued)
	France (continued)
	Industrials
151,370	Cie de Saint-Gobain S.A.	$14,177,891
230,284	Safran S.A.	57,370,879
104,962	Schneider Electric SE	26,613,447
338,388	Thales S.A.	54,901,814
		153,064,031
	Information Technology
75,657	Capgemini SE	13,827,184
730,461	Dassault Systemes SE	28,495,195
		42,322,379
	Total France	290,153,420

	Germany (6.0%)
	Consumer Discretionary
172,891	Adidas AG	45,784,820

	Industrials
54,783	Rheinmetall AG	43,038,843

	Information Technology
172,794	SAP SE	48,145,802
	Total Germany	136,969,465

	Hong Kong (0.3%)
	Financials
928,372	AIA Group, Ltd.	6,530,060
	Total Hong Kong	6,530,060

	India (1.5%)
	Financials
569,900	HDFC Bank, Ltd. ADR	34,558,736
	Total India	34,558,736

	Ireland (8.0%)
	Health Care
155,090	ICON, Plc. ADR[1]	30,875,317

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Shares/
Units		Value
	Common Stock (continued)
	Ireland (continued)
	Industrials
684,000	Ryanair Holdings, Plc. ADR	$31,935,960

	Materials
786,551	CRH, Plc.	77,892,146
733,537	Smurfit WestRock, Plc.	39,161,011
		117,053,157
	Total Ireland	179,864,434

	Japan (11.5%)
	Consumer Discretionary
1,968,300	Sony Group Corp.	43,459,279
2,749,900	Suzuki Motor Corp.	32,802,526
		76,261,805
	Health Care
713,800	Eisai Co., Ltd.	21,227,704

	Industrials
139,900	Daikin Industries, Ltd.	16,503,955
1,112,400	Komatsu, Ltd.	34,148,672
		50,652,627
	Information Technology
83,839	Keyence Corp.	36,202,125
674,360	Nomura Research Institute, Ltd.	22,864,449
1,742,815	Obic Co., Ltd.	51,963,083
		111,029,657
	Total Japan	259,171,793

	Jersey (2.2%)
	Industrials
996,198	Experian, Plc.	49,589,309
	Total Jersey	49,589,309

	Luxembourg (0.4%)
	Communication Services
14,182	Spotify Technology S.A.[1]	7,779,536
	Total Luxembourg	7,779,536

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Shares/
Units		Value
	Common Stock (continued)
	Netherlands (5.7%)
	Communication Services
1,530,719	Universal Music Group NV	$42,782,891

	Consumer Discretionary
341,111	Prosus NV1	13,063,579

	Information Technology
64,109	ASML Holding NV	47,686,860
1,090,118	STMicroelectronics NV	24,600,188
		72,287,048
	Total Netherlands	128,133,518

	Singapore (0.3%)
	Financials
214,232	DBS Group Holdings, Ltd.	7,046,677
	Total Singapore	7,046,677

	South Korea (2.6%)
	Financials
443,083	KB Financial Group, Inc.	27,756,722

	Information Technology
864,165	Samsung Electronics Co., Ltd.	30,806,131
	Total South Korea	58,562,853

	Spain (2.5%)
	Communication Services
900,008	Cellnex Telecom S.A.[2]	30,172,160

	Consumer Discretionary
369,121	Amadeus IT Group S.A.	27,208,058

	Total Spain	57,380,218

	Sweden (3.4%)
	Consumer Staples
1,275,193	Essity AB (Class B)	32,391,674

	Financials
2,572,622	Svenska Handelsbanken AB (Class A)	28,471,890

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Shares/
Units		Value
	Common Stock (continued)
	Sweden (continued)
	Information Technology
1,421,809	Hexagon AB (Class B)	$16,516,997
	Total Sweden	77,380,561

	Switzerland (5.7%)
	Consumer Discretionary
276,064	Cie Financiere Richemont S.A. (Class A)	53,039,051

	Health Care
517,455	Alcon AG	47,484,938
37,034	Sonova Holding AG	12,990,031
		60,474,969
	Materials
132,419	Holcim AG1	13,339,892
	Total Switzerland	126,853,912

	Taiwan (3.7%)
	Information Technology
226,494	MediaTek, Inc.	9,946,444
347,644	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	72,768,842
	Total Taiwan	82,715,286

	United Kingdom (11.2%)
	Consumer Discretionary
633,345	Compass Group, Plc.	21,953,314
245,794	Next, Plc.	30,374,327
		52,327,641
	Financials
572,033	London Stock Exchange Group, Plc.	85,529,837

	Industrials
4,166,098	BAE Systems, Plc.	63,288,429
2,324,187	Melrose Industries, Plc.	17,658,058
6,293,234	Rentokil Initial, Plc.	31,159,223
		112,105,710
	Total United Kingdom	249,963,188

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Shares/
Units		Value
	Common Stock (continued) United States (1.1%)
	Financials
30,885	S&P Global, Inc.	$16,103,748

	Health Care
67,823	Revvity, Inc.	8,554,515
	Total United States	24,658,263
	Total Common Stock (Cost $1,617,559,141)	2,049,144,169

	Registered Investment Companies (4.5%)
	United States (4.5%)
101,950,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class	101,950,000
	Total United States	101,950,000
	Total Registered Investment Companies (Cost $101,950,000)	101,950,000

	Preferred Stocks (1.2%)
	Germany (1.2%)
	Consumer Discretionary
434,950	Dr Ing hc F Porsche AG (Class Preference)[2]	27,887,814
	Total Germany	27,887,814
	Total Preferred Stocks (Cost $37,016,569)	27,887,814

	Warrants (0.0%)
	Canada (0.0%)
18,143	Constellation Software, Inc., expires 03/31/2040[1,3]	0
	Total Canada	0
	Total Warrants (Cost $0)	0

Total Investments (Cost $1,756,525,710)[4]	96.9%	$2,178,981,983
Cash and Other Assets in Excess of Liabilities	3.1%	69,063,638
Net Assets	100.0%	$2,248,045,621

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2025 was $58,059,974 or 2.6% of net assets.
[3]	Security that used significant unobservable inputs to determine fair value.
[4]	The aggregate cost for federal income tax purposes is $1,756,525,710, the aggregate gross unrealized appreciation is $562,588,052 and the aggregate gross unrealized depreciation is $140,131,779, resulting in net unrealized appreciation of $422,456,273.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviation:

ADR − American Depositary Receipt.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2025
Common Stock:
Canada	$207,997,539	$–	$–	$207,997,539
Denmark	–	42,837,415	–	42,837,415
Finland	–	20,997,986	–	20,997,986
France	–	290,153,420	–	290,153,420
Germany	–	136,969,465	–	136,969,465
Hong Kong	–	6,530,060	–	6,530,060
India	34,558,736	–	–	34,558,736
Ireland	140,703,423	39,161,011	–	179,864,434
Japan	–	259,171,793	–	259,171,793
Jersey	–	49,589,309	–	49,589,309
Luxembourg	7,779,536	–	–	7,779,536
Netherlands	–	128,133,518	–	128,133,518
Singapore	–	7,046,677	–	7,046,677
South Korea	–	58,562,853	–	58,562,853
Spain	–	57,380,218	–	57,380,218
Sweden	–	77,380,561	–	77,380,561
Switzerland	–	126,853,912	–	126,853,912
Taiwan	72,768,842	9,946,444	–	82,715,286
United Kingdom	–	249,963,188	–	249,963,188
United States	24,658,263	–	–	24,658,263
Registered Investment Companies:
United States	101,950,000	–	–	101,950,000
Preferred Stocks:
Germany	–	27,887,814	–	27,887,814
Warrants:
Canada	–	–	0	0
Total Investments, at value	$590,416,339	$1,588,565,644	$0	$2,178,981,983

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.